Movement of Valuation Allowance on Deferred Tax Assets (Detail)	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Valuation Allowance [Line Items]
Valuation Allowance Beginning Balance	$ 74,094,109	448,543,507	313,343,850
Increase in valuation allowance	22,199,860	134,391,290	135,199,657	56,216,109
Valuation Allowance Ending Balance	$ 96,293,968	582,934,797	448,543,507	313,343,850